UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22215

International Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Hong T. Le

International Growth and Income Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

International Growth and Income Fund Semi-annual report for the six months ended December 31, 2023

Pursues growth and
income opportunities
across international
markets

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

International Growth and Income Fund seeks to provide you with long-term growth of capital while providing current income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended December 31, 2023:

	1 year	5 years	10 years

Class F-2 shares	15.59%	8.21%	3.91%
Class A shares (reflecting 5.75% maximum sales charge)	8.66	6.66	3.05

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.65% for Class F-2 shares and 0.91% for Class A shares as of the prospectus dated September 1, 2023. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

The fund’s 30-day yield as of December 31, 2023, was 2.70% for Class F-2 shares and 2.29% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission formula. The Class A share result reflects the 5.75% maximum sales charge.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for International Growth and Income Fund for the periods ended December 31, 2023, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/investments/fund/igffx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

8	Financial statements

12	Notes to financial statements

22	Financial highlights

Results at a glance

For periods ended December 31, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime*

International Growth and Income Fund (Class F-2 shares)	4.92%	15.59%	8.21%	3.91%	6.47%
International Growth and Income Fund (Class A shares)	4.80	15.27	7.93	3.67	6.23
MSCI All Country World Index (ACWI) ex USA†	5.61	15.62	7.08	3.83	4.83

Past results are not predictive of results in future periods.

*	Lifetime results are from October 1, 2008, the inception date of the fund.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index. The MSCI ACWI ex USA is a free-float-adjusted, market-capitalization-weighted index that measures equity market results in global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

International Growth and Income Fund	1

Investment portfolio December 31, 2023	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
Eurozone*	30.41%
United Kingdom	13.58
Japan	7.79
China	4.49
Taiwan	4.33
Canada	4.28
Switzerland	4.10
Denmark	3.93
Hong Kong	3.94
United States	3.89
Other countries	15.58
Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	3.68
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

Common stocks 96.14%	Shares	Value (000)
Financials 18.81%
AXA SA	6,328,495	$206,580
AIA Group, Ltd.	20,282,330	176,160
Zurich Insurance Group AG	326,641	170,771
HDFC Bank, Ltd.	8,023,250	164,593
Edenred SA	2,287,599	137,355
Resona Holdings, Inc.	21,301,100	107,876
Ping An Insurance (Group) Company of China, Ltd., Class H	22,237,500	100,590
Société Générale	3,675,681	97,997
Tokio Marine Holdings, Inc.	3,546,700	88,545
Hiscox, Ltd.	5,924,427	79,465
Tryg A/S	3,305,630	71,895
HSBC Holdings PLC	8,860,068	71,564
UniCredit SpA	2,568,671	69,682
DNB Bank ASA	3,274,476	69,565
Euronext NV	759,649	65,962
Hana Financial Group, Inc.	1,871,918	62,933
KB Financial Group, Inc.	1,465,463	61,293
Grupo Financiero Banorte, SAB de CV, Series O	5,969,501	60,029
London Stock Exchange Group PLC	502,620	59,417
Skandinaviska Enskilda Banken AB, Class A	4,138,745	56,971
Banco Santander, SA	13,646,004	56,965
Bank Hapoalim BM	5,189,893	46,503
Prudential PLC	4,047,081	45,559
Bank Mandiri (Persero) Tbk PT	114,126,100	44,768
Banco Bilbao Vizcaya Argentaria, SA	4,911,626	44,751
Erste Group Bank AG	1,051,173	42,649
Aon PLC, Class A	129,785	37,770
Deutsche Bank AG	2,634,003	35,951
DBS Group Holdings, Ltd.	1,421,224	35,907
Kotak Mahindra Bank, Ltd.	1,522,771	34,891
Hang Seng Bank, Ltd.	2,560,486	29,748
HDFC Life Insurance Co., Ltd.	3,655,613	28,390
Industrial and Commercial Bank of China, Ltd., Class H	57,601,000	28,117
United Overseas Bank, Ltd.	1,168,100	25,140
Intesa Sanpaolo SpA	7,369,155	21,511
CaixaBank, SA, non-registered shares	5,079,076	20,900
Brookfield Corp., Class A (CAD denominated)	521,034	20,900
B3 SA - Brasil, Bolsa, Balcao	7,025,210	20,892
Israel Discount Bank, Ltd., Class A	4,111,500	20,520
Dai-ichi Life Holdings, Inc.	942,800	20,016
ICICI Bank, Ltd. (ADR)	767,157	18,289

2	International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Discovery, Ltd.	2,279,310	$17,906
ICICI Securities, Ltd.	2,062,200	17,784
XP, Inc., Class A	651,240	16,978
Royal Bank of Canada	167,769	16,966
Macquarie Group, Ltd.	129,256	16,109
3i Group PLC	499,418	15,373
Canara Bank	2,810,000	14,754
East Money Information Co., Ltd., Class A	6,573,760	12,985
Bank Leumi Le Israel BM	1,576,547	12,672
Banca Generali SpA	272,292	10,114
ING Groep NV	635,668	9,516
ABN AMRO Bank NV	529,482	7,956
AU Small Finance Bank, Ltd.	549,500	5,196
Piraeus Financial Holdings SA1	726	3
Moscow Exchange MICEX-RTS PJSC[2]	16,180,772	—	[3]
Sberbank of Russia PJSC[2]	22,898,260	—	[3]
		2,833,692

Industrials 14.10%
Airbus SE, non-registered shares	1,904,931	294,042
BAE Systems PLC	13,984,407	197,850
ABB, Ltd.	2,728,973	121,273
Ryanair Holdings PLC (ADR)	866,130	115,507
CCR SA, ordinary nominative shares	37,154,931	108,145
SMC Corp.	170,100	90,964
TFI International, Inc.	366,533	49,841
TFI International, Inc. (CAD denominated)	218,993	29,789
RELX PLC	1,852,485	73,470
Alliance Global Group, Inc.	350,520,000	71,291
Daikin Industries, Ltd.	408,400	66,340
Safran SA	325,978	57,504
Rheinmetall AG, non-registered shares	166,821	52,883
InPost SA1	3,462,595	47,869
Epiroc AB, Class B	1,525,375	26,692
Epiroc AB, Class A	875,269	17,562
Canadian National Railway Co. (CAD denominated)	324,952	40,844
ASSA ABLOY AB, Class B	1,360,131	39,185
Siemens AG	207,835	38,984
SITC International Holdings Co., Ltd.	20,822,267	35,897
DSV A/S	202,586	35,637
Thales SA	229,150	33,890
Caterpillar, Inc.	101,881	30,123
AB Volvo, Class B	1,104,543	28,714
LIXIL Corp.	2,275,455	28,434
Bunzl PLC	699,736	28,403
Mitsui & Co., Ltd.	749,800	27,937
BELIMO Holding AG	48,824	26,932
Techtronic Industries Co., Ltd.	2,231,326	26,688
Brenntag SE	282,791	25,961
ITOCHU Corp.	580,400	23,692
Adecco Group AG	462,710	22,771
Hitachi, Ltd.	311,200	22,491
DHL Group	423,166	20,962
Interpump Group SpA	401,700	20,809
Fluidra, SA, non-registered shares	983,196	20,501
Diploma PLC	399,534	18,200
Wizz Air Holdings PLC[1]	628,640	17,642
Komatsu, Ltd.	650,000	16,934
IMCD NV	89,895	15,685
Melrose Industries PLC	2,109,210	15,239
Rentokil Initial PLC	2,039,136	11,581
Shenzhen Inovance Technology Co., Ltd., Class A	1,036,200	9,216
VAT Group AG	14,983	7,519
Polycab India, Ltd.	95,000	6,253
Aalberts NV, non-registered shares	133,888	5,827
		2,123,973

International Growth and Income Fund	3

Common stocks (continued)	Shares	Value (000)
Information technology 13.21%
Taiwan Semiconductor Manufacturing Co., Ltd.	21,060,407	$405,318
ASML Holding NV	423,470	319,725
MediaTek, Inc.	7,035,400	231,715
Tokyo Electron, Ltd.	1,038,635	184,618
Broadcom, Inc.	155,900	174,023
Samsung Electronics Co., Ltd.	2,432,241	147,929
SAP SE	583,420	89,745
Sage Group PLC (The)	4,687,570	69,927
Capgemini SE	321,419	67,239
TDK Corp.	1,371,075	64,994
Keyence Corp.	119,000	52,163
ASM International NV	83,655	43,563
Nokia Corp.	9,434,054	32,412
ASMPT, Ltd.	2,964,300	28,148
Kingdee International Software Group Co., Ltd.[1]	16,171,000	23,476
Halma PLC	707,253	20,549
Fujitsu, Ltd.	84,600	12,772
eMemory Technology, Inc.	133,000	10,542
Nomura Research Institute, Ltd.	235,700	6,829
Vanguard International Semiconductor Corp.	1,507,705	3,991
		1,989,678

Consumer discretionary 10.02%
Industria de Diseño Textil, SA	3,317,245	144,686
Renault SA	3,367,511	137,792
LVMH Moët Hennessy-Louis Vuitton SE	162,114	131,495
Evolution AB	947,687	113,426
InterContinental Hotels Group PLC	1,107,124	99,994
Restaurant Brands International, Inc. (CAD denominated)	1,125,872	87,968
Midea Group Co., Ltd., Class A	9,584,579	73,800
MGM China Holdings, Ltd.[1]	52,114,400	66,023
B&M European Value Retail SA	8,795,857	62,645
Trip.com Group, Ltd. (ADR)[1]	1,182,568	42,584
Trip.com Group, Ltd.[1]	449,500	16,169
Sodexo SA	518,259	57,055
Prosus NV, Class N	1,868,291	55,707
Wynn Macau, Ltd.[1,4]	52,960,400	43,540
Galaxy Entertainment Group, Ltd.	7,534,773	42,114
adidas AG	181,072	36,819
Valeo SA, non-registered shares	2,226,091	34,419
Stellantis NV	1,405,567	32,916
Paltac Corp.	976,700	30,944
Bajaj Auto, Ltd.	360,466	29,406
Sands China, Ltd.[1]	9,686,535	28,267
Amadeus IT Group SA, Class A, non-registered shares	323,821	23,225
D’Ieteren Group	118,428	23,166
Coupang, Inc., Class A1	1,305,777	21,141
Entain PLC	1,502,988	18,985
Alibaba Group Holding, Ltd.	1,774,400	17,148
Kering SA	27,525	12,215
Nitori Holdings Co., Ltd.	67,600	9,031
Compagnie Financière Richemont SA, Class A	58,988	8,136
Dixon Technologies (India), Ltd.	72,747	5,734
Balkrishna Industries, Ltd.	113,180	3,490
		1,510,040

Consumer staples 9.19%
British American Tobacco PLC	6,168,541	180,012
Philip Morris International, Inc.	1,754,549	165,068
Nestlé SA	1,363,940	157,859
Carlsberg A/S, Class B	862,107	108,056
Arca Continental, SAB de CV	8,610,089	94,011
Pernod Ricard SA	492,449	87,080
Imperial Brands PLC	3,594,487	82,601
KT&G Corp.	1,034,405	69,713
Anheuser-Busch InBev SA/NV	1,016,937	65,701
Kweichow Moutai Co., Ltd., Class A	259,650	63,070
Ocado Group PLC[1]	6,291,827	60,454

4	International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Asahi Group Holdings, Ltd.[4]	1,590,500	$59,199
Carrefour SA, non-registered shares	3,140,458	57,477
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	22,951,294	51,590
L’Oréal SA, non-registered shares	83,982	41,756
Danone SA	343,073	22,252
Foshan Haitian Flavouring and Food Co., Ltd., Class A	3,438,326	18,377
		1,384,276

Health care 8.82%
AstraZeneca PLC	2,987,074	402,309
Novo Nordisk AS, Class B	3,628,428	375,306
Sanofi	1,911,168	189,476
EssilorLuxottica SA	339,496	68,237
Bayer AG	1,483,579	55,076
Grifols, SA, Class B (ADR)[1]	3,997,237	46,208
Roche Holding AG, nonvoting non-registered shares	116,523	33,772
Siemens Healthineers AG	477,067	27,723
HOYA Corp.	220,500	27,423
Genus PLC	926,758	25,613
WuXi Biologics (Cayman), Inc.[1]	5,209,500	19,679
Innovent Biologics, Inc.[1]	3,399,573	18,563
Argenx SE (ADR)[1]	43,761	16,648
BeiGene, Ltd. (ADR)[1]	51,141	9,224
Hypera SA, ordinary nominative shares	1,258,800	9,098
Max Healthcare Institute, Ltd.	424,415	3,496
Euroapi SA1	42,740	271
		1,328,122

Communication services 6.42%
Publicis Groupe SA	1,882,424	175,055
Koninklijke KPN NV	49,105,227	169,046
Nippon Telegraph and Telephone Corp.	80,941,500	98,821
Tencent Holdings, Ltd.	2,084,600	78,758
América Móvil, SAB de CV, Class B (ADR)	4,090,303	75,752
Telefónica, SA, non-registered shares	17,854,543	70,110
MTN Group, Ltd.	8,398,181	52,973
Singapore Telecommunications, Ltd.	27,067,500	50,582
BT Group PLC	29,818,815	46,840
Universal Music Group NV	1,531,620	43,737
Vodafone Group PLC	33,733,480	29,303
KANZHUN, Ltd., Class A (ADR)	1,502,247	24,952
Deutsche Telekom AG	811,927	19,498
SoftBank Corp.	1,559,000	19,430
NetEase, Inc.	646,200	11,993
		966,850

Energy 5.69%
TotalEnergies SE	4,732,606	321,479
BP PLC	20,015,695	118,283
TC Energy Corp. (CAD denominated)[4]	2,451,971	95,781
Cameco Corp. (CAD denominated)	1,674,000	72,175
Canadian Natural Resources, Ltd. (CAD denominated)	814,430	53,357
Schlumberger NV	992,629	51,656
Saudi Arabian Oil Co.	5,043,044	44,450
Woodside Energy Group, Ltd.	1,430,332	30,301
Gaztransport & Technigaz SA	209,256	27,723
Aker BP ASA	893,123	25,957
Tourmaline Oil Corp.	352,588	15,856
Sovcomflot PAO[2]	16,933,870	—	[3]
Gazprom PJSC[1,2]	33,392,872	—	[3]
LUKOIL Oil Co. PJSC[2]	476,875	—	[3]
		857,018

Materials 5.51%
Vale SA, ordinary nominative shares	6,294,947	99,818
Vale SA (ADR), ordinary nominative shares	4,925,584	78,120
Barrick Gold Corp.	6,080,169	109,990
Linde PLC	185,410	76,150

International Growth and Income Fund	5

Common stocks (continued)	Shares		Value (000)
Materials (continued)
Rio Tinto PLC		910,190	$67,598
Glencore PLC		10,190,359	61,134
Air Liquide SA		218,315	42,469
Shin-Etsu Chemical Co., Ltd.		992,600	41,477
Fortescue, Ltd.		1,906,083	37,703
Nutrien, Ltd. (CAD denominated)		642,369	36,189
Asahi Kasei Corp.		4,459,325	32,997
Holcim, Ltd.		390,623	30,675
Sika AG		79,169	25,867
Fresnillo PLC		3,227,264	24,378
Grupo México, SAB de CV, Series B		4,000,000	22,185
DSM-Firmenich AG		150,534	15,327
Franco-Nevada Corp.		130,500	14,455
Givaudan SA		3,291	13,691
Alrosa PJSC[2]		3,661,021	—	[3]
			830,223

Utilities 2.44%
Engie SA		7,572,462	133,155
ENN Energy Holdings, Ltd.		7,720,701	56,756
Brookfield Infrastructure Partners, LP		1,636,123	51,564
SSE PLC		1,785,470	42,121
Iberdrola, SA, non-registered shares		3,096,666	40,499
Veolia Environnement SA		812,123	25,651
National Grid PLC		1,328,720	17,941
			367,687

Real estate 1.93%
CK Asset Holdings, Ltd.		16,175,620	80,892
Prologis Property Mexico, SA de CV, REIT		12,300,000	58,490
Mitsubishi Estate Co., Ltd.		3,011,200	41,366
Link REIT		5,817,125	32,532
Embassy Office Parks REIT[1]		6,794,333	26,502
Embassy Office Parks REIT		319,275	1,246
Longfor Group Holdings, Ltd.		16,464,601	26,407
KE Holdings, Inc., Class A (ADR)		1,471,860	23,859
			291,294

Total common stocks (cost: $11,431,842,000)			14,482,853

Preferred securities 0.18%
Materials 0.09%
Gerdau SA, preferred nominative shares		2,869,272	13,887

Information technology 0.09%
Samsung Electronics Co., Ltd., nonvoting preferred shares		283,202	13,657

Total preferred securities (cost: $15,662,000)			27,544

Bonds, notes & other debt instruments 0.34%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.34%
Brazil (Federative Republic of) 10.00% 1/1/2033	BRL	250,000	50,732

Total bonds, notes & other debt instruments (cost: $43,717,000)			50,732

Short-term securities 3.34%		Shares
Money market investments 3.21%
Capital Group Central Cash Fund 5.44%[5,6]		4,841,111	484,063

6	International Growth and Income Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.13%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%[5,7]	3,200,000	$3,200
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.25%[5,7]	2,800,000	2,800
Fidelity Investments Money Market Government Portfolio, Class I 5.25%[5,7]	2,600,000	2,600
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.27%[5,7]	2,600,328	2,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[5,7]	2,600,000	2,600
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.26%[5,7]	2,200,000	2,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.23%[5,7]	2,000,000	2,000
Capital Group Central Cash Fund 5.44%[5,6,7]	14,028	1,403
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.23%[5,7]	600,000	600
		20,003

Total short-term securities (cost: $504,117,000)		504,066
Total investment securities 100.00% (cost: $11,995,338,000)		15,065,195
Other assets less liabilities (0.00)%		(335)

Net assets 100.00%		$15,064,860

Investments in affiliates6

	Value at 7/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Short-term securities 3.22%
Money market investments 3.21%
Capital Group Central Cash Fund 5.44%[5]	$677,360	$1,102,166	$1,295,347		$98	$(214)	$484,063	$17,933
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.44%[5,7]	39,941		38,538	[8]			1,403	—	[9]
Total 3.22%					$98	$(214)	$485,466	$17,933

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	All or a portion of this security was on loan. The total value of all such securities was $101,290,000, which represented .67% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Rate represents the seven-day yield at 12/31/2023.
[6]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Represents net activity. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

International Growth and Income Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at December 31, 2023	(dollars in thousands)

Assets:
Investment securities, at value (includes $101,290 of investment securities on loan):
Unaffiliated issuers (cost: $11,509,821)	$14,579,729
Affiliated issuers (cost: $485,517)	485,466	$15,065,195
Cash		870
Cash denominated in currencies other than U.S. dollars (cost: $3,207)		3,205
Receivables for:
Sales of investments	223
Sales of fund’s shares	14,184
Dividends and interest	38,937
Securities lending income	36
Other	716	54,096
		15,123,366
Liabilities:
Collateral for securities on loan		20,003
Payables for:
Purchases of investments	3,466
Repurchases of fund’s shares	16,251
Investment advisory services	5,948
Services provided by related parties	1,912
Trustees’ deferred compensation	1,871
Non-U.S. taxes	8,587
Other	468	38,503
Net assets at December 31, 2023		$15,064,860

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,020,990
Total distributable earnings (accumulated loss)		3,043,870
Net assets at December 31, 2023		$15,064,860

Refer to the notes to financial statements.

8	International Growth and Income Fund

Financial statements (continued)

Statement of assets and liabilities at December 31, 2023 (continued)	unaudited
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (420,202 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$4,367,710	121,781		$35.87
Class C	69,959	1,952		35.84
Class T	12	—	*	35.84
Class F-1	138,562	3,857		35.92
Class F-2	2,530,451	70,547		35.87
Class F-3	2,563,721	71,550		35.83
Class 529-A	171,496	4,790		35.81
Class 529-C	4,722	132		35.70
Class 529-E	4,329	121		35.82
Class 529-T	15	—	*	35.84
Class 529-F-1	12	—	*	35.85
Class 529-F-2	36,492	1,018		35.85
Class 529-F-3	13	—	*	35.85
Class R-1	3,609	101		35.78
Class R-2	47,598	1,335		35.66
Class R-2E	46,059	1,293		35.64
Class R-3	97,848	2,735		35.78
Class R-4	68,207	1,903		35.84
Class R-5E	22,672	633		35.80
Class R-5	24,882	690		36.08
Class R-6	4,866,491	135,764		35.85

*	Amount less than one thousand.

Refer to the notes to financial statements.

International Growth and Income Fund	9

Financial statements (continued)

Statement of operations	unaudited
for the six months ended December 31, 2023	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $8,226; also includes $17,933 from affiliates)	$178,916
Interest from unaffiliated issuers	2,858
Securities lending income (net of fees)	259	$182,033
Fees and expenses*:
Investment advisory services	34,723
Distribution services	6,929
Transfer agent services	4,824
Administrative services	2,179
529 plan services	61
Reports to shareholders	236
Registration statement and prospectus	231
Trustees’ compensation	122
Auditing and legal	185
Custodian	1,123
Other	73	50,686
Net investment income		131,347

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $8):
Unaffiliated issuers	234,313
Affiliated issuers	98
In-kind redemptions	4,591
Currency transactions	(131)	238,871
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $6,590):
Unaffiliated issuers	317,688
Affiliated issuers	(214)
Currency translations	268	317,742
Net realized gain (loss) and unrealized appreciation (depreciation)		556,613

Net increase (decrease) in net assets resulting from operations		$687,960

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

10	International Growth and Income Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended December 31, 2023*	Year ended June 30, 2023
Operations:
Net investment income	$131,347	$380,148
Net realized gain (loss)	238,871	(258,962)
Net unrealized appreciation (depreciation)	317,742	1,853,384
Net increase (decrease) in net assets resulting from operations	687,960	1,974,570

Distributions paid to shareholders	(148,604)	(614,337)

Net capital share transactions	(343,013)	307,063

Total increase (decrease) in net assets	196,343	1,667,296

Net assets:
Beginning of period	14,868,517	13,201,221
End of period	$15,064,860	$14,868,517

*	Unaudited.

Refer to the notes to financial statements.

International Growth and Income Fund	11

Notes to financial statements	unaudited

1. Organization

International Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital while providing current income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

12	International Growth and Income Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the

International Growth and Income Fund	13

security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$170,932	$2,662,760	$—	*	$2,833,692
Industrials	266,104	1,857,869	—		2,123,973
Information technology	174,023	1,815,655	—		1,989,678
Consumer discretionary	151,693	1,358,347	—		1,510,040
Consumer staples	310,669	1,073,607	—		1,384,276
Health care	72,080	1,256,042	—		1,328,122
Communication services	100,704	866,146	—		966,850
Energy	288,825	568,193	—	*	857,018
Materials	337,089	493,134	—	*	830,223
Utilities	51,564	316,123	—		367,687
Real estate	82,349	208,945	—		291,294
Preferred securities	—	27,544	—		27,544
Bonds, notes & other debt instruments	—	50,732	—		50,732
Short-term securities	504,066	—	—		504,066
Total	$2,510,098	$12,555,097	$—	*	$15,065,195

*	Amount less than one thousand.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

14	International Growth and Income Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

International Growth and Income Fund	15

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of December 31, 2023, the total value of securities on loan was $101,290,000, and the total value of collateral received was $107,041,000. Collateral received includes cash of $20,003,000 and U.S. government securities of $87,038,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

16	International Growth and Income Fund

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of June 30, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$35,893
Capital loss carryforward*	(250,975)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of December 31, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$4,009,741
Gross unrealized depreciation on investments	(960,380)
Net unrealized appreciation (depreciation) on investments	3,049,361
Cost of investments	12,015,834

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended December 31, 2023					Year ended June 30, 2023
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$38,162		$—	$38,162		$126,258		$45,965		$172,223
Class C	367		—	367		1,827		913		2,740
Class T	—	†	—	—	†	—	†	—	†	—	†
Class F-1	1,153		—	1,153		3,856		1,352		5,208
Class F-2	25,562		—	25,562		81,685		26,442		108,127
Class F-3	28,349		—	28,349		86,619		28,326		114,945
Class 529-A	1,479		—	1,479		4,782		1,776		6,558
Class 529-C	24		—	24		126		63		189
Class 529-E	34		—	34		115		46		161
Class 529-T	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-1	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-2	363		—	363		1,073		350		1,423
Class 529-F-3	—	†	—	—	†	—	†	—	†	—	†
Class R-1	18		—	18		80		39		119
Class R-2	262		—	262		1,139		535		1,674
Class R-2E	311		—	311		1,092		466		1,558
Class R-3	722		—	722		2,448		989		3,437
Class R-4	612		—	612		1,959		723		2,682
Class R-5E	216		—	216		633		209		842
Class R-5	248		—	248		736		242		978
Class R-6	50,722		—	50,722		144,787		46,686		191,473
Total	$148,604		$—	$148,604		$459,215		$155,122		$614,337

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.478% on the first $15 billion of daily net assets and decreasing to 0.430% on such assets in excess of $21 billion. For the six months ended December 31, 2023, the investment advisory services fees were $34,723,000, which were equivalent to an annualized rate of 0.477% of average daily net assets.

International Growth and Income Fund	17

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended December 31, 2023, the 529 plan services fees were $61,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

18	International Growth and Income Fund

For the six months ended December 31, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$5,549	$2,860		$633		Not applicable
Class C	355	48		11		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	163	103		20		Not applicable
Class F-2	Not applicable	1,381		367		Not applicable
Class F-3	Not applicable	21		386		Not applicable
Class 529-A	191	103		25		$48
Class 529-C	24	3		1		2
Class 529-E	11	1		1		1
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	10		5		10
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	17	2		—	*	Not applicable
Class R-2	177	84		7		Not applicable
Class R-2E	130	44		6		Not applicable
Class R-3	230	71		14		Not applicable
Class R-4	82	33		10		Not applicable
Class R-5E	Not applicable	17		3		Not applicable
Class R-5	Not applicable	6		3		Not applicable
Class R-6	Not applicable	37		687		Not applicable
Total class-specific expenses	$6,929	$4,824		$2,179		$61

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $122,000 in the fund’s statement of operations reflects $28,000 in current fees (either paid in cash or deferred) and a net increase of $94,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended December 31, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $79,269,000 and $231,304,000, respectively, which generated $32,831,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended December 31, 2023.

International Growth and Income Fund	19

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended December 31, 2023

Class A	$144,316	4,241	$37,407		1,098		$(304,195)	(8,947)	$(122,472)	(3,608)
Class C	2,893	85	364		11		(12,851)	(379)	(9,594)	(283)
Class T	—	—	—		—		—	—	—	—
Class F-1	19,994	592	1,144		33		(25,139)	(735)	(4,001)	(110)
Class F-2	202,203	5,946	24,498		718		(340,348)	(9,997)	(113,647)	(3,333)
Class F-3	191,430	5,624	28,144		826		(419,063)	(12,636)	(199,489)	(6,186)
Class 529-A	7,918	233	1,478		44		(13,058)	(381)	(3,662)	(104)
Class 529-C	461	13	24		1		(1,472)	(43)	(987)	(29)
Class 529-E	272	8	34		1		(525)	(15)	(219)	(6)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	3,477	101	362		11		(3,566)	(104)	273	8
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	460	14	18		1		(595)	(18)	(117)	(3)
Class R-2	3,521	104	262		8		(8,038)	(238)	(4,255)	(126)
Class R-2E	2,397	71	311		9		(1,422)	(41)	1,286	39
Class R-3	8,651	255	722		21		(8,645)	(253)	728	23
Class R-4	6,173	180	612		18		(7,363)	(216)	(578)	(18)
Class R-5E	3,430	100	216		6		(2,656)	(78)	990	28
Class R-5	2,516	73	244		7		(1,513)	(44)	1,247	36
Class R-6	237,264	6,980	50,557		1,481		(176,337)	(5,205)	111,484	3,256
Total net increase (decrease)	$837,376	24,620	$146,397		4,294		$(1,326,786)	(39,330)	$(343,013)	(10,416)

Refer to the end of the table for footnotes.

20	International Growth and Income Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended June 30, 2023

Class A	$365,824	11,269	$168,715		5,411		$(664,516)	(20,980)	$(129,977)	(4,300)
Class C	9,661	296	2,722		88		(30,394)	(944)	(18,011)	(560)
Class T	—	—	—		—		—	—	—	—
Class F-1	37,126	1,124	5,128		164		(55,877)	(1,764)	(13,623)	(476)
Class F-2	575,606	17,806	104,216		3,345		(819,340)	(26,163)	(139,518)	(5,012)
Class F-3	623,078	19,713	114,273		3,662		(711,986)	(22,338)	25,365	1,037
Class 529-A	15,927	490	6,557		210		(20,774)	(641)	1,710	59
Class 529-C	1,100	34	189		6		(2,341)	(73)	(1,052)	(33)
Class 529-E	578	17	161		5		(653)	(20)	86	2
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	7,927	245	1,422		46		(7,013)	(216)	2,336	75
Class 529-F-3	—	—	1		—	†	—	—	1	— †
Class R-1	1,122	34	118		4		(1,271)	(39)	(31)	(1)
Class R-2	8,710	271	1,673		54		(10,825)	(338)	(442)	(13)
Class R-2E	4,961	157	1,558		50		(6,220)	(195)	299	12
Class R-3	17,212	534	3,435		110		(18,319)	(569)	2,328	75
Class R-4	10,835	340	2,679		86		(14,649)	(456)	(1,135)	(30)
Class R-5E	4,775	148	843		27		(4,474)	(141)	1,144	34
Class R-5	3,138	96	966		31		(6,791)	(212)	(2,687)	(85)
Class R-6	864,968	26,999	190,674		6,102		(475,373)	(14,600)	580,269	18,501
Total net increase (decrease)	$2,552,548	79,573	$605,331		19,401		$(2,850,816)	(89,689)	$307,063	9,285

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,206,332,000 and $2,320,446,000, respectively, during the six months ended December 31, 2023.

International Growth and Income Fund	21

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2023[5,6]	$34.54	$.27	$1.37	$1.64	$(.31)	$—	$(.31)	$35.87	4.80%[7]	$4,368		.93%[8]		.93%[8]		1.57%[8]
6/30/2023	31.34	.82	3.76	4.58	(1.01)	(.37)	(1.38)	34.54	15.11	4,331		.92		.92		2.53
6/30/2022	41.57	1.06	(8.66)	(7.60)	(.90)	(1.73)	(2.63)	31.34	(19.24)	4,065		.90		.90		2.77
6/30/2021	30.76	.79	10.81	11.60	(.79)	—	(.79)	41.57	37.93	5,256		.91		.91		2.13
6/30/2020	33.23	.58	(2.43)	(1.85)	(.62)	—	(.62)	30.76	(5.56)	3,999		.92		.92		1.80
6/30/2019	33.25	.77	(.02)	.75	(.77)	—	(.77)	33.23	2.34	4,728		.91		.91		2.41
Class C:
12/31/2023[5,6]	34.51	.14	1.37	1.51	(.18)	—	(.18)	35.84	4.41 [7]	70		1.67	[8]	1.67	[8]	.83	[8]
6/30/2023	31.30	.55	3.79	4.34	(.76)	(.37)	(1.13)	34.51	14.26	77		1.66		1.66		1.72
6/30/2022	41.51	.74	(8.61)	(7.87)	(.61)	(1.73)	(2.34)	31.30	(19.85)	88		1.64		1.64		1.92
6/30/2021	30.71	.50	10.81	11.31	(.51)	—	(.51)	41.51	36.93	139		1.66		1.66		1.36
6/30/2020	33.16	.34	(2.42)	(2.08)	(.37)	—	(.37)	30.71	(6.29)	146		1.66		1.66		1.06
6/30/2019	33.16	.50	.02	.52	(.52)	—	(.52)	33.16	1.59	205		1.69		1.69		1.58
Class T:
12/31/2023[5,6]	34.52	.31	1.37	1.68	(.36)	—	(.36)	35.84	4.91 [7,9]	—	[10]	.66	[8,9]	.66	[8,9]	1.83	[8,9]
6/30/2023	31.32	.90	3.76	4.66	(1.09)	(.37)	(1.46)	34.52	15.43 [9]	—	[10]	.66	[9]	.66	[9]	2.79	[9]
6/30/2022	41.56	1.16	(8.67)	(7.51)	(1.00)	(1.73)	(2.73)	31.32	(19.04)[9]	—	[10]	.64	[9]	.64	[9]	3.02	[9]
6/30/2021	30.75	.89	10.81	11.70	(.89)	—	(.89)	41.56	38.29 [9]	—	[10]	.65	[9]	.65	[9]	2.38	[9]
6/30/2020	33.23	.67	(2.44)	(1.77)	(.71)	—	(.71)	30.75	(5.33)[9]	—	[10]	.66	[9]	.66	[9]	2.07	[9]
6/30/2019	33.24	.85	(.01)	.84	(.85)	—	(.85)	33.23	2.61 [9]	—	[10]	.67	[9]	.67	[9]	2.66	[9]
Class F-1:
12/31/2023[5,6]	34.60	.27	1.36	1.63	(.31)	—	(.31)	35.92	4.75 [7]	139		.94	[8]	.94	[8]	1.56	[8]
6/30/2023	31.39	.82	3.76	4.58	(1.00)	(.37)	(1.37)	34.60	15.12	137		.93		.93		2.53
6/30/2022	41.62	1.02	(8.63)	(7.61)	(.89)	(1.73)	(2.62)	31.39	(19.26)	139		.92		.92		2.67
6/30/2021	30.80	.77	10.84	11.61	(.79)	—	(.79)	41.62	37.89	234		.92		.92		2.07
6/30/2020	33.27	.59	(2.44)	(1.85)	(.62)	—	(.62)	30.80	(5.55)	201		.92		.92		1.81
6/30/2019	33.29	.76	(.02)	.74	(.76)	—	(.76)	33.27	2.29	207		.95		.95		2.36
Class F-2:
12/31/2023[5,6]	34.55	.32	1.36	1.68	(.36)	—	(.36)	35.87	4.92 [7]	2,530		.65	[8]	.65	[8]	1.85	[8]
6/30/2023	31.35	.90	3.76	4.66	(1.09)	(.37)	(1.46)	34.55	15.45	2,552		.65		.65		2.80
6/30/2022	41.58	1.17	(8.67)	(7.50)	(1.00)	(1.73)	(2.73)	31.35	(19.04)	2,473		.64		.64		3.06
6/30/2021	30.77	.88	10.82	11.70	(.89)	—	(.89)	41.58	38.27	3,056		.65		.65		2.38
6/30/2020	33.25	.67	(2.44)	(1.77)	(.71)	—	(.71)	30.77	(5.33)	2,455		.66		.66		2.06
6/30/2019	33.26	.85	(.01)	.84	(.85)	—	(.85)	33.25	2.61	2,879		.68		.68		2.67
Class F-3:
12/31/2023[5,6]	34.51	.34	1.36	1.70	(.38)	—	(.38)	35.83	4.98 [7]	2,564		.54	[8]	.54	[8]	1.96	[8]
6/30/2023	31.32	.94	3.75	4.69	(1.13)	(.37)	(1.50)	34.51	15.56	2,683		.54		.54		2.91
6/30/2022	41.55	1.14	(8.60)	(7.46)	(1.04)	(1.73)	(2.77)	31.32	(18.97)	2,402		.53		.53		2.97
6/30/2021	30.74	.88	10.86	11.74	(.93)	—	(.93)	41.55	38.44	3,906		.55		.55		2.39
6/30/2020	33.22	.71	(2.45)	(1.74)	(.74)	—	(.74)	30.74	(5.22)	3,554		.55		.55		2.20
6/30/2019	33.23	.88	(.01)	.87	(.88)	—	(.88)	33.22	2.71	2,617		.58		.58		2.77
Class 529-A:
12/31/2023[5,6]	34.49	.27	1.36	1.63	(.31)	—	(.31)	35.81	4.77 [7]	171		.95	[8]	.95	[8]	1.55	[8]
6/30/2023	31.29	.81	3.75	4.56	(.99)	(.37)	(1.36)	34.49	15.09	169		.95		.95		2.51
6/30/2022	41.52	1.05	(8.65)	(7.60)	(.90)	(1.73)	(2.63)	31.29	(19.27)	151		.92		.92		2.76
6/30/2021	30.72	.78	10.80	11.58	(.78)	—	(.78)	41.52	37.91	192		.94		.94		2.10
6/30/2020	33.19	.58	(2.44)	(1.86)	(.61)	—	(.61)	30.72	(5.59)	133		.95		.95		1.78
6/30/2019	33.20	.75	(.01)	.74	(.75)	—	(.75)	33.19	2.30	148		.97		.97		2.36

Refer to the end of the table for footnotes.

22	International Growth and Income Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2023[5,6]	$34.37	$.14	$1.36	$1.50	$(.17)	$—	$(.17)	$35.70	4.38%[7]		$5		1.70%[8]		1.70%[8]		.80%[8]
6/30/2023	31.18	.54	3.76	4.30	(.74)	(.37)	(1.11)	34.37	14.19		6		1.72		1.72		1.68
6/30/2022	41.35	.72	(8.57)	(7.85)	(.59)	(1.73)	(2.32)	31.18	(19.88)		6		1.69		1.69		1.87
6/30/2021	30.59	.52	10.73	11.25	(.49)	—	(.49)	41.35	36.86		10		1.69		1.69		1.41
6/30/2020	33.03	.33	(2.41)	(2.08)	(.36)	—	(.36)	30.59	(6.30)		20		1.69		1.69		1.03
6/30/2019	33.05	.49	— [11]	.49	(.51)	—	(.51)	33.03	1.51		26		1.73		1.73		1.55
Class 529-E:
12/31/2023[5,6]	34.50	.23	1.36	1.59	(.27)	—	(.27)	35.82	4.67	[7]	4		1.14	[8]	1.14	[8]	1.36	[8]
6/30/2023	31.31	.75	3.74	4.49	(.93)	(.37)	(1.30)	34.50	14.87		4		1.14		1.14		2.33
6/30/2022	41.53	.95	(8.63)	(7.68)	(.81)	(1.73)	(2.54)	31.31	(19.45)		4		1.13		1.13		2.49
6/30/2021	30.73	.70	10.81	11.51	(.71)	—	(.71)	41.53	37.62		6		1.14		1.14		1.88
6/30/2020	33.19	.51	(2.42)	(1.91)	(.55)	—	(.55)	30.73	(5.76)		4		1.14		1.14		1.59
6/30/2019	33.21	.69	(.02)	.67	(.69)	—	(.69)	33.19	2.07		5		1.17		1.17		2.17
Class 529-T:
12/31/2023[5,6]	34.52	.31	1.36	1.67	(.35)	—	(.35)	35.84	4.89	[7,9]	—	[10]	.71	[8,9]	.71	[8,9]	1.79	[8,9]
6/30/2023	31.33	.89	3.75	4.64	(1.08)	(.37)	(1.45)	34.52	15.37	[9]	—	[10]	.70	[9]	.70	[9]	2.76	[9]
6/30/2022	41.56	1.14	(8.66)	(7.52)	(.98)	(1.73)	(2.71)	31.33	(19.09)[9]		—	[10]	.69	[9]	.69	[9]	3.00	[9]
6/30/2021	30.75	.87	10.81	11.68	(.87)	—	(.87)	41.56	38.22	[9]	—	[10]	.71	[9]	.71	[9]	2.33	[9]
6/30/2020	33.23	.65	(2.44)	(1.79)	(.69)	—	(.69)	30.75	(5.39)[9]		—	[10]	.71	[9]	.71	[9]	2.01	[9]
6/30/2019	33.24	.83	(.01)	.82	(.83)	—	(.83)	33.23	2.54	[9]	—	[10]	.74	[9]	.74	[9]	2.59	[9]
Class 529-F-1:
12/31/2023[5,6]	34.52	.30	1.37	1.67	(.34)	—	(.34)	35.85	4.90	[7,9]	—	[10]	.75	[8,9]	.75	[8,9]	1.74	[8,9]
6/30/2023	31.33	.88	3.74	4.62	(1.06)	(.37)	(1.43)	34.52	15.28	[9]	—	[10]	.75	[9]	.75	[9]	2.71	[9]
6/30/2022	41.56	1.13	(8.66)	(7.53)	(.97)	(1.73)	(2.70)	31.33	(19.09)[9]		—	[10]	.73	[9]	.73	[9]	2.96	[9]
6/30/2021	30.76	.61	11.06	11.67	(.87)	—	(.87)	41.56	38.18	[9]	—	[10]	.74	[9]	.74	[9]	1.86	[9]
6/30/2020	33.24	.65	(2.44)	(1.79)	(.69)	—	(.69)	30.76	(5.39)		22		.72		.72		2.02
6/30/2019	33.25	.84	(.02)	.82	(.83)	—	(.83)	33.24	2.54		22		.74		.74		2.62
Class 529-F-2:
12/31/2023[5,6]	34.53	.32	1.36	1.68	(.36)	—	(.36)	35.85	4.92	[7]	36		.65	[8]	.65	[8]	1.85	[8]
6/30/2023	31.33	.91	3.76	4.67	(1.10)	(.37)	(1.47)	34.53	15.45		35		.64		.64		2.82
6/30/2022	41.57	1.18	(8.69)	(7.51)	(1.00)	(1.73)	(2.73)	31.33	(19.04)		29		.64		.64		3.10
6/30/2021[5,12]	31.30	.69	10.28	10.97	(.70)	—	(.70)	41.57	35.12	[7]	33		.66	[8]	.66	[8]	2.60	[8]
Class 529-F-3:
12/31/2023[5,6]	34.52	.32	1.38	1.70	(.37)	—	(.37)	35.85	4.98	[7]	—	[10]	.60	[8]	.60	[8]	1.90	[8]
6/30/2023	31.33	.93	3.74	4.67	(1.11)	(.37)	(1.48)	34.52	15.49		—	[10]	.60		.60		2.86
6/30/2022	41.56	1.18	(8.66)	(7.48)	(1.02)	(1.73)	(2.75)	31.33	(19.00)		—	[10]	.59		.59		3.10
6/30/2021[5,12]	31.30	.69	10.29	10.98	(.72)	—	(.72)	41.56	35.17	[7]	—	[10]	.66	[8]	.59	[8]	2.64	[8]
Class R-1:
12/31/2023[5,6]	34.46	.14	1.36	1.50	(.18)	—	(.18)	35.78	4.39	[7]	4		1.65	[8]	1.65		.83	[8]
6/30/2023	31.27	.58	3.75	4.33	(.77)	(.37)	(1.14)	34.46	14.25		4		1.65		1.65		1.80
6/30/2022	41.50	.89	(8.73)	(7.84)	(.66)	(1.73)	(2.39)	31.27	(19.81)		3		1.59		1.59		2.36
6/30/2021	30.71	.53	10.79	11.32	(.53)	—	(.53)	41.50	36.99	[9]	4		1.60	[9]	1.60	[9]	1.43	[9]
6/30/2020	33.16	.36	(2.42)	(2.06)	(.39)	—	(.39)	30.71	(6.24)[9]		3		1.63	[9]	1.63	[9]	1.11	[9]
6/30/2019	33.16	.52	.01	.53	(.53)	—	(.53)	33.16	1.62	[9]	3		1.65	[9]	1.65	[9]	1.62	[9]

Refer to the end of the table for footnotes.

International Growth and Income Fund	23

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
12/31/2023[5,6]	$34.35	$.15	$1.35	$1.50	$(.19)	$—	$(.19)	$35.66	4.40%[7]	$48	1.64%[8]		1.64%[8]		.87%[8]
6/30/2023	31.17	.59	3.74	4.33	(.78)	(.37)	(1.15)	34.35	14.31	50	1.63		1.63		1.82
6/30/2022	41.36	.78	(8.62)	(7.84)	(.62)	(1.73)	(2.35)	31.17	(19.85)	46	1.63		1.63		2.05
6/30/2021	30.61	.52	10.75	11.27	(.52)	—	(.52)	41.36	36.95	61	1.64		1.64		1.40
6/30/2020	33.06	.34	(2.41)	(2.07)	(.38)	—	(.38)	30.61	(6.27)	47	1.66		1.66		1.07
6/30/2019	33.07	.52	— [11]	.52	(.53)	—	(.53)	33.06	1.60	54	1.67		1.67		1.64
Class R-2E:
12/31/2023[5,6]	34.33	.20	1.35	1.55	(.24)	—	(.24)	35.64	4.56 [7]	46	1.34	[8]	1.34	[8]	1.16	[8]
6/30/2023	31.16	.68	3.73	4.41	(.87)	(.37)	(1.24)	34.33	14.65	43	1.34		1.34		2.11
6/30/2022	41.34	.89	(8.60)	(7.71)	(.74)	(1.73)	(2.47)	31.16	(19.60)	39	1.34		1.34		2.35
6/30/2021	30.60	.63	10.75	11.38	(.64)	—	(.64)	41.34	37.33	47	1.34		1.34		1.70
6/30/2020	33.09	.51	(2.48)	(1.97)	(.52)	—	(.52)	30.60	(5.95)	35	1.32		1.32		1.72
6/30/2019	33.12	.67	(.07)	.60	(.63)	—	(.63)	33.09	1.85	5	1.39		1.39		2.09
Class R-3:
12/31/2023[5,6]	34.46	.22	1.37	1.59	(.27)	—	(.27)	35.78	4.65 [7]	98	1.18	[8]	1.18	[8]	1.31	[8]
6/30/2023	31.27	.73	3.75	4.48	(.92)	(.37)	(1.29)	34.46	14.80	94	1.19		1.19		2.27
6/30/2022	41.48	.95	(8.64)	(7.69)	(.79)	(1.73)	(2.52)	31.27	(19.46)	82	1.18		1.18		2.51
6/30/2021	30.70	.68	10.79	11.47	(.69)	—	(.69)	41.48	37.52	104	1.19		1.19		1.84
6/30/2020	33.17	.50	(2.44)	(1.94)	(.53)	—	(.53)	30.70	(5.84)	78	1.20		1.20		1.57
6/30/2019	33.18	.67	(.01)	.66	(.67)	—	(.67)	33.17	2.04	66	1.23		1.23		2.09
Class R-4:
12/31/2023[5,6]	34.52	.28	1.36	1.64	(.32)	—	(.32)	35.84	4.80 [7]	68	.88	[8]	.88	[8]	1.62	[8]
6/30/2023	31.32	.83	3.76	4.59	(1.02)	(.37)	(1.39)	34.52	15.16	66	.89		.89		2.56
6/30/2022	41.55	1.05	(8.64)	(7.59)	(.91)	(1.73)	(2.64)	31.32	(19.24)	61	.88		.88		2.75
6/30/2021	30.74	.80	10.81	11.61	(.80)	—	(.80)	41.55	37.98	84	.89		.89		2.15
6/30/2020	33.21	.59	(2.43)	(1.84)	(.63)	—	(.63)	30.74	(5.54)	63	.90		.90		1.84
6/30/2019	33.22	.75	— [11]	.75	(.76)	—	(.76)	33.21	2.33	67	.92		.92		2.33
Class R-5E:
12/31/2023[5,6]	34.48	.31	1.36	1.67	(.35)	—	(.35)	35.80	4.90 [7]	23	.69	[8]	.69	[8]	1.81	[8]
6/30/2023	31.29	.90	3.74	4.64	(1.08)	(.37)	(1.45)	34.48	15.37	21	.69		.69		2.77
6/30/2022	41.52	1.17	(8.68)	(7.51)	(.99)	(1.73)	(2.72)	31.29	(19.07)	18	.68		.68		3.07
6/30/2021	30.72	.87	10.80	11.67	(.87)	—	(.87)	41.52	38.24	19	.69		.69		2.33
6/30/2020	33.20	.66	(2.44)	(1.78)	(.70)	—	(.70)	30.72	(5.35)	14	.69		.69		2.07
6/30/2019	33.22	.93	(.11)	.82	(.84)	—	(.84)	33.20	2.56	5	.71		.71		2.92
Class R-5:
12/31/2023[5,6]	34.75	.33	1.37	1.70	(.37)	—	(.37)	36.08	4.95 [7]	25	.59	[8]	.59	[8]	1.92	[8]
6/30/2023	31.52	.93	3.78	4.71	(1.11)	(.37)	(1.48)	34.75	15.51	23	.58		.58		2.85
6/30/2022	41.80	1.11	(8.63)	(7.52)	(1.03)	(1.73)	(2.76)	31.52	(18.97)	23	.55		.55		2.88
6/30/2021	30.92	.97	10.83	11.80	(.92)	—	(.92)	41.80	38.42	52	.57		.57		2.55
6/30/2020	33.41	.71	(2.47)	(1.76)	(.73)	—	(.73)	30.92	(5.25)	32	.58		.58		2.20
6/30/2019	33.42	.84	.01	.85	(.86)	—	(.86)	33.41	2.64	24	.62		.62		2.60
Class R-6:
12/31/2023[5,6]	34.52	.34	1.37	1.71	(.38)	—	(.38)	35.85	5.01 [7]	4,866	.54	[8]	.54	[8]	1.96	[8]
6/30/2023	31.33	.95	3.74	4.69	(1.13)	(.37)	(1.50)	34.52	15.56	4,574	.54		.54		2.94
6/30/2022	41.56	1.26	(8.72)	(7.46)	(1.04)	(1.73)	(2.77)	31.33	(18.96)	3,572	.53		.53		3.33
6/30/2021	30.75	.83	10.91	11.74	(.93)	—	(.93)	41.56	38.43	3,532	.54		.54		2.26
6/30/2020	33.23	.71	(2.44)	(1.73)	(.75)	—	(.75)	30.75	(5.21)	5,016	.54		.54		2.21
6/30/2019	33.24	.91	(.04)	.87	(.88)	—	(.88)	33.23	2.71	4,288	.57		.57		2.84

Refer to the end of the table for footnotes.

24	International Growth and Income Fund

Financial highlights (continued)

	Six months ended December 31,	Year ended June 30,
	2023[5,6,7]	2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[13]	16%	31%	34%	23%	35%	35%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Amount less than $.01.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

International Growth and Income Fund	25

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2023, through December 31, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	International Growth and Income Fund

Expense example (continued)

	Beginning account value 7/1/2023	Ending account value 12/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,048.01	$4.80	.93%
Class A – assumed 5% return	1,000.00	1,020.52	4.74	.93
Class C – actual return	1,000.00	1,044.06	8.60	1.67
Class C – assumed 5% return	1,000.00	1,016.79	8.49	1.67
Class T – actual return	1,000.00	1,049.14	3.41	.66
Class T – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class F-1 – actual return	1,000.00	1,047.53	4.85	.94
Class F-1 – assumed 5% return	1,000.00	1,020.47	4.79	.94
Class F-2 – actual return	1,000.00	1,049.20	3.36	.65
Class F-2 – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class F-3 – actual return	1,000.00	1,049.82	2.79	.54
Class F-3 – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 529-A – actual return	1,000.00	1,047.69	4.90	.95
Class 529-A – assumed 5% return	1,000.00	1,020.42	4.84	.95
Class 529-C – actual return	1,000.00	1,043.83	8.76	1.70
Class 529-C – assumed 5% return	1,000.00	1,016.64	8.64	1.70
Class 529-E – actual return	1,000.00	1,046.66	5.88	1.14
Class 529-E – assumed 5% return	1,000.00	1,019.46	5.80	1.14
Class 529-T – actual return	1,000.00	1,048.93	3.67	.71
Class 529-T – assumed 5% return	1,000.00	1,021.63	3.62	.71
Class 529-F-1 – actual return	1,000.00	1,048.97	3.87	.75
Class 529-F-1 – assumed 5% return	1,000.00	1,021.42	3.82	.75
Class 529-F-2 – actual return	1,000.00	1,049.19	3.36	.65
Class 529-F-2 – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 529-F-3 – actual return	1,000.00	1,049.83	3.10	.60
Class 529-F-3 – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class R-1 – actual return	1,000.00	1,043.92	8.50	1.65
Class R-1 – assumed 5% return	1,000.00	1,016.89	8.39	1.65
Class R-2 – actual return	1,000.00	1,043.98	8.45	1.64
Class R-2 – assumed 5% return	1,000.00	1,016.94	8.34	1.64
Class R-2E – actual return	1,000.00	1,045.64	6.91	1.34
Class R-2E – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class R-3 – actual return	1,000.00	1,046.49	6.09	1.18
Class R-3 – assumed 5% return	1,000.00	1,019.26	6.01	1.18
Class R-4 – actual return	1,000.00	1,048.00	4.54	.88
Class R-4 – assumed 5% return	1,000.00	1,020.77	4.48	.88
Class R-5E – actual return	1,000.00	1,049.05	3.56	.69
Class R-5E – assumed 5% return	1,000.00	1,021.73	3.52	.69
Class R-5 – actual return	1,000.00	1,049.46	3.05	.59
Class R-5 – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class R-6 – actual return	1,000.00	1,050.12	2.79	.54
Class R-6 – assumed 5% return	1,000.00	1,022.48	2.75	.54

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

International Growth and Income Fund	27

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28	International Growth and Income Fund

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International Growth and Income Fund	29

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30	International Growth and Income Fund

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International Growth and Income Fund	31

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32	International Growth and Income Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2023. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

International Growth and Income Fund	33

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

34	International Growth and Income Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

International Growth and Income Fund	35

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	International Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the American Funds website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

International Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of International Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: February 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: February 29, 2024

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: February 29, 2024